Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") (Collectively, "IFRS Accounting Standards")	12 Months Ended
Dec. 31, 2023
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Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (“IASB”) (collectively, “IFRS Accounting Standards”)

a.	Amendments to IFRS Accounting Standards that are mandatorily effective for the current year
In the current year, the Group applied the amendments to IAS 1“Disclosure of Accounting Policies,” amendments to IAS 8 “Definition of Accounting Estimates,” amendments to IAS 12“Deferred Tax related to Assets and Liabilities arising from a Single Transaction” and amendments to IAS 12 “International Tax Reform - Pillar Two Model Rules.”
Except for the following, the initial application of the aforementioned new, revised or amended standards and interpretations did not have material impact on the Group’s accounting policies:

1)	Amendments to IAS 1 “Disclosure of Accounting Policies”
When applying the amendments, the Group refers to the definition of material to determine its material accounting policy information to be disclosed. Accounting policy information is material if it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Moreover:

•	Accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed;

•	The Group may consider the accounting policy information material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial; and

•	Not all accounting policy information relating to material transactions, other events or conditions is itself material.
The accounting policy information is likely to be considered material to the financial statements if that information relates to material transactions, other events or conditions and:

a)	The Group changed its accounting policy during the reporting period and this change resulted in a material change to the information in the financial statements;

b)	The Group chose the accounting policy from options permitted by the standards;

c)	The accounting policy was developed in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” in the absence of an IFRS that specifically applies;

d)
The accounting policy relates to an area for which the Group is required to make significant judgments or assumptions in applying an accounting policy, and the Group discloses those judgments or assumptions; or

e)	The accounting is complex and users of the financial statements would otherwise not understand those material transactions, other events or conditions.
Refer to Note 4 for related accounting policy information.

2)	Amendments to IAS 8 “Definition of Accounting Estimates”
The Group has applied the amendments since January 1, 2023, which defines accounting estimates as monetary amounts in financial statements that are subject to measurement uncertainty. In applying accounting policies, the Group may be required to measure items at monetary amounts that cannot be observed directly and must instead be estimated. In such a case, the Group uses measurement techniques and inputs to develop accounting estimates to achieve the objective. The effects on an accounting estimate of a change in a measurement technique or a change in an input are changes in accounting estimates unless they result from the correction of prior period errors.

3)	Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”
The amendments clarify that the initial recognition exemption under IAS 12 does not apply to transactions in which equal taxable and deductible temporary differences arise on initial recognition. The Group applied the amendments and recognized a deferred tax asset (to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized) and a deferred tax liability for all deductible and taxable temporary differences associated with leases and decommissioning obligations on January 1, 2022. The Group shall apply the amendments prospectively to transactions other than leases and decommissioning obligations that occur on or after January 1, 2022.

4)	Amendments to IAS 12 “International Tax Reform - Pillar Two Model Rules”
The amendments introduce a temporary exception to the requirements in IAS 12 by stipulating that the Group should neither recognize nor disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The amendments also require the Group to disclose that it has applied the exception and separately disclose its current tax expense (income) related to Pillar Two income taxes. In addition, for periods in which Pillar Two legislation is enacted or substantively enacted but not yet in effect, the Group should disclose qualitative and quantitative information that helps users of financial statements understand the Group’s exposure to Pillar Two income taxes. The requirement that the Group apply the exception and the requirement to disclose that fact are applied immediately and retrospectively upon issuance of the amendments. The remaining disclosure requirements apply for annual reporting periods beginning on or after January 1, 2023, but not for any interim period ending on or before December 31, 2023.

b.	New, revised or amended IFRS Accounting Standards in issue but not yet effective
The Group has not applied the following new, revised or amended IFRS Accounting Standards that have been issued but are not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IFRS 16“Leases Liability in a Sale and Leaseback”	January 1, 2024 (Note 2)
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2024
Amendments to IAS 1 “Non-current Liabilities with Covenants”	January 1, 2024
Amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangements”	January 1, 2024 (Note 3)
Amendments to IAS 21 “Lack of Exchangeability”	January 1, 2025 (Note 4)

Note 1:	Unless stated otherwise, the above IFRS Accounting Standards are effective for annual reporting periods beginning on or after their respective effective dates.

Note 2:	A seller-lessee shall apply the Amendments to IFRS 16 retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16.

Note 3:	The amendments provide some transition relief regarding disclosure requirements.

Note 4:
A Group shall apply those amendments for annual reporting periods beginning on or after January 1, 2025. Upon initial application of the amendments, the Group recognizes any effect as an adjustment to the opening balance of retained earnings. When the Group uses a presentation currency other than its functional currency, it shall, at the date of initial application, recognize any effect as an adjustment to the cumulative amount of translation differences in equity.

c.	Material changes in accounting policy resulted from new, revised and amended standards and interpretations in issue but not yet effective
Except for the following, as of the date that the accompanying consolidated financial statements were authorized for issue, the Group is continuously assessing the possible impact that the application of other standards and interpretations will have on the Group’s financial position and financial performance and will disclose the relevant impact when the assessment is completed.
Amendments to IAS 1 “Classification of Liabilities as Current or
Non-current”
(referred to as the “2020 amendments”) and
“Non-current
Liabilities with Covenants” (referred to as the “2022 amendments”
)
The 2020 amendments clarify that for a liability to be classified as non-current,
the Group shall assess whether it has the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. If such rights exist at the end of the reporting period, the liability is classified as non-current
regardless of whether the Group will exercise that right.
The 2020 amendments also stipulate that, if the right to defer settlement is subject to compliance with specified conditions, the Group must comply with those conditions at the end of the reporting period even if the lender does not test compliance until a later date. The 2022 amendments further clarify that only covenants with which an entity is required to comply on or before the reporting date should affect the classification of a liability as current or non-current.
Although the covenants to be complied with within twelve months after the reporting period do not affect the classification of a liability, the Group shall disclose information that enables users of financial statements to understand the risk of the Group, which may have difficulty complying with the covenants and repaying its liabilities within twelve months after the reporting period.
The 2020 amendments stipulate that, for the purpose of liability classification, the aforementioned settlement refers to a transfer of cash, other economic resources or the Group’s own equity instruments to the counterparty that results in the extinguishment of the liability. However, if the terms of a liability that, at the option of the counterparty, result in its settlement by a transfer of the Group’s own equity instruments, and if such an option is recognized separately as equity in accordance with IAS 32 “Financial Instruments: Presentation”, the aforementioned terms would not affect the classification of the liability.